INVENTORY - Disclosure of detailed information about inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories [Line Items]
Capitalized costs	$ 3,215	$ 8,992
Fair valuation adjustment, net	0	984
Carrying value	3,215	9,976
Work in progress [Member] | Bulk cannabis [Member]
Inventories [Line Items]
Capitalized costs	325	3,735
Fair valuation adjustment, net	0	0
Carrying value	325	3,735
Finished goods [Member] | Packaged dried cannabis [Member]
Inventories [Line Items]
Capitalized costs	2,605	4,667
Fair valuation adjustment, net	0	984
Carrying value	2,605	5,651
Finished goods [Member] | Other products [Member]
Inventories [Line Items]
Capitalized costs	285	590
Fair valuation adjustment, net	0	0
Carrying value	$ 285	$ 590